Income Taxes	6 Months Ended
Oct. 31, 2023
Income Taxes [Abstract]
Income Taxes
10.	Income Taxes

The Company calculates the tax expense (benefit) for condensed interim financial statement periods using an estimated annual effective tax rate. The Company recorded no income tax expense for the six months ended October 31, 2022 and 2023 because the estimated annual effective tax rate was zero. As of October 31, 2023, the Company continues to maintain a valuation allowance against its net deferred tax assets. The Company intends to maintain this valuation allowance until sufficient evidence exists to support the reversal of the valuation allowance. The Company has recognized no uncertain tax benefit.